Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share Based Compensation
14.
Share-based compensation

In March 2016, the Group’s shareholders and board of directors adopted the Amended and Restated Share Incentive Plan (“2016 Plan”) to grant share-based compensation awards to attract, motivate, retain and reward certain directors, officers, employees and other eligible persons and to further link the interests of award recipients with those of the Group’s shareholders. The maximum aggregate number of ordinary shares that may be issued under the 2016 Plan is 21,920,964 ordinary shares.

In 2021, the Group adopted the 2021 share incentive plan (“2021 Plan”), to promote the success and enhance the value of the Group by linking the personal interests of the directors, employees, and consultants to those of the Group’s shareholders and by providing such individuals with an incentive for outstanding performance to generate superior returns to the Group’s shareholders. The maximum aggregate number of ordinary shares that may be issued under 2021 Plan is 6,021,619. The Group amended and restated 2021 Plan in March 2023 to expand the award pool to 12,150,080 shares.

The Group made second amendment and restatement of 2021 Plan in May 2025 to expand the award pool to initially 13,615,595 with an increase in number of 1% of the total number of ordinary shares outstanding on the last day of the immediately preceding fiscal year, on the first day of each fiscal year during the term of 2021 Plan commencing with the fiscal year ended December 31, 2026, the source of which can be either new shares or treasury shares.

.Share options

Under the 2016 Plan and 2021 Plan, options granted to employees vest upon satisfaction of a service condition. The Group granted 836,164 share options with service condition generally vested over four years to certain employees in 2023. The Group granted 3,150,586 and 1,880,719 share options to certain employees in 2024 and 2025, which are generally vested upon grant and vested on the first anniversary date of grant. The options expire in ten years from the date of grant.

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2023, 2024 and 2025 were as follows:

For the years ended December 31,
	2023	2024	2025
Expected volatility	49.00%~51.00%	57.71%~66.26%	60.12%~85.13%
Risk-free interest rate (per annum)	2.40%~2.97%	1.67%~2.24%	1.71%~2.34%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	RMB18.80~RMB32.19	RMB11.65~RMB29.22	RMB21.09~ RMB40.06
Fair value of share option	RMB18.10~RMB31.48	RMB10.93~RMB28.50	RMB20.38~ RMB39.36

14.
Share-based compensation—(Continued)

Share options—(Continued)

The Group estimated expected volatility by reference to the historical price volatilities of ordinary shares of the Company over a period close to the contract term of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. government bonds at grant date with a maturity period close to the contract term of options, adjusted by country risk differential between U.S. and China. The Group estimated exercise multiples based on empirical research on typical employee stock option exercising behavior. The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future. The Company used the closing price of ordinary shares on the grant date as the fair value of ordinary share on the grant date. The assumptions used in share-based compensation expenses recognition represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period.

The following table summarized the Group’s share option activities under the Option Plans for the year ended December 31, 2025:

	Number of options	Weighted average exercise price per share	Weighted average grant date fair value per share	Weighted average remaining contractual life	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding as of December 31, 2024	12,300,341	0.71	31.81	5.17	369,438
Granted	1,880,719	0.71	26.96
Forfeited	(253,868)	0.71	27.77
Exercised	(1,486,283)	0.71	29.38
Outstanding as of December 31, 2025	12,440,909	0.71	31.62	4.94	682,163
Vested and expect to vest as of December 31, 2025	12,440,909	0.71	31.62
Exercisable at December 31, 2025	10,853,856	0.71	34.36	4.55	607,958

The weighted-average grant-date fair value of options granted during the years ended December 31, 2023, 2024 and 2025 was RMB25.45, RMB13.79 and RMB26.96, respectively. The total intrinsic value of options exercised during the years ended December 31, 2023, 2024 and 2025, was RMB101,351, RMB92,074 and RMB43,660, respectively.

The share-based compensation expenses related to options of RMB133,291, RMB130,947 and RMB49,066 were recognized by the Group for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2025, there were RMB8,270 of total unrecognized compensation expenses related to options which is expected to be recognized over a weighted average period of 1.00 years.

Restricted share units (“RSU”)

In 2024, the Group granted a total of 3,363,334 RSUs to the management team under 2021 plan, among which 3,333,334 of them vested 25% on each quarter end after granted and 30,000 RSUs vested on the first, second and third anniversary date of grant. In 2025, the Group granted a total of 30,000 RSUs to the management team under 2021 plan, which vested on first, second and third anniversary date of grant. Compensation expenses based on fair value are amortized over the requisite service period of award using the straight-line vesting attribution method.

14.
Share-based compensation—(Continued)

Restricted share units (“RSU”) —(Continued)

A summary of the RSUs activities for the year ended December 31, 2025 is as follows:

	Number of RSU	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2024	873,333	12.17	0.17
Granted	30,000	39.85
Vested	(853,333)	11.88
Outstanding as of December 31, 2025	50,000	25.58	2.01

The weighted-average grant-date fair value of RSUs granted during the years ended December 31, 2023, 2024 and 2025 was nil, RMB11.65 and 39.85, respectively. The total intrinsic value of RSUs vested during the years ended December 31, 2023, 2024 and 2025 was RMB618, RMB30,063 and RMB10,141, respectively and total intrinsic value of outstanding RSUs as of December 31, 2025 was RMB1,710.

The share-based compensation expenses related to RSUs of RMB1,111, RMB35,794 and RMB3,811 were recognized by the Group for the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2025, there were RMB1,169 of total unrecognized compensation expenses related to RSUs for the future period.

The Group recorded share-based compensation expense of RMB134,402, RMB166,741 and RMB52,877 for the years ended December 31, 2023, 2024 and 2025, respectively, which were classified in the consolidated statements of operations as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Fulfillment expenses	23,390	20,649	14,222
Selling and marketing expenses	17,240	68,858	9,676
General and administrative expenses	73,156	59,630	17,738
Research and development expenses	20,616	17,604	11,241